SEGMENT INFORMATION AND REVENUE ANALYSIS (Gross Revenues by Products and Services) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue from continuing operations	$ 618	$ 248	$ 1,571
Service revenue from continuing operations	3,622	1,674	344
Revenue from continuing operations	4,240	1,922	1,915
Head-end system integration [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue from continuing operations	708	527	178
Head-end system development [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue from continuing operations	895	735	154
Cloud platform operations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue from continuing operations	$ 2,019	$ 412	$ 12